Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-05 - Fidelity Managed Retirement 2010 Fund - Class K6	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	83
5 years	143
10 years	$ 320